SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1 Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with the generally accepted accounting principles of the United States (“U.S. GAAP”).

2.2 Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs, and the subsidiaries of the VIEs. All inter-company transactions and balances have been eliminated.

2.3 Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to allowance for financing receivables, allowance for finance lease receivables, fair value of guarantee income, expected credit loss on contingent risk assurance liabilities, impairment of intangible assets with indefinite lives, expected credit loss on receivable for bitcoin collateral and valuation allowance for deferred tax assets. Management bases these estimates on its historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

2.4 Revenue recognition

The Company’s revenues are derived principally from 1) bitcoin mining income, 2) automobile trading transaction, 3) loan facilitation services and post-origination administrative services, 4) finance lease services, 5) after-market services facilitation services, 6) guarantee income and 7) other income, which mainly includes vehicle management fees and storage service fees related to automobile trading transaction.

Under ASC 606, Revenue from Contracts with Customers (“ASC 606”), revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those goods or services, net of value-added tax (“VAT”), as applicable. The Company determines revenue recognition through the following steps:

●	Identify the contract(s) with a customer;
●	Identify the performance obligations in the contract;
●	Determine the transaction price;
●	Allocate the transaction price to the performance obligations in the contract; and
●	Recognize revenue when (or as) the entity satisfies a performance obligation.

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2.4 Revenue recognition (continued)

Bitcoin mining income

The Company enters into a contract with a mining pool operator to provide hash calculation services to the mining pool operator using the Company’s own mining machines. The Company considers the mining pool operator the customer under this type of arrangement and can decide when to start providing services. The Company’s enforceable right to consideration begins when, and continues as long as, the Company provides hash calculation services to the mining pool operator. Each party to the contract has the unilateral right to terminate the contract at any time without any compensation to the other party for such a termination. As such, the duration of a contract is less than a day and the contract continuously renews throughout the day. The implied renewal option is not a material right because there are no upfront or incremental fees in the initial contract and the terms, conditions, and compensation amount for the renewal options are at the then market rates.

In exchange for providing hash calculation service to the mining pool operators, the Company is entitled to non-cash compensation, cryptocurrency, from the mining pool operator, which is a variable consideration based on the mining pool operator’s distribution mechanism, which is Full-Pay-Per-Share (“FPPS”). Under the FPPS distribution mechanism, the mining pool pays block rewards and transaction fees, less mining pool fees. The Company is entitled to non-cash consideration even if a block is not successfully validated by the mining pool operator. For the applicable period presented, the Company participated in Bitcoin mining to generate its mining revenues under the FPPS distribution mechanism.

FPPS Mining Pool

The Company participates in the mining pool that uses the FPPS distribution mechanism. The Company is entitled to compensation once it begins to perform hash calculations for the mining pool operator in accordance with the operator’s specifications over a 24-hour period beginning mid-night UTC and ending at 23:59:59 UTC on a daily basis. The non-cash consideration that the Company is entitled to for providing hash calculations to the mining pool operator under the FPPS payment mechanism is made up of block rewards and transaction fees less pool operator fees determined as follows:

●The non-cash consideration referred as the block reward is based on the total blocks expected to be generated on the Bitcoin Network for the daily 24-hour period beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: the daily hash calculations that the Company provides to the pool operator as a percent of the Bitcoin Network’s implied hash calculations as determined by the network difficulty, multiplied by the total Bitcoin Network block rewards expected to be generated for the same daily period.
●The non-cash consideration referred as the transaction fees is based on the share of total actual fees paid by the transaction requestor to each block placed in the Bitcoin Blockchain over the daily 24-hour period beginning midnight UTC and ending 23:59:59 UTC in accordance with the following formula: total actual transaction fees generated on the Bitcoin Network during the daily 24-hour period as a percent of the total block rewards the Bitcoin Network actually generated during the same 24-hour period, multiplied by the block rewards the Company earned for the same 24-hour period.
●The gross non-cash compensation, consisting of the block reward and transaction fees, earned by the Company is reduced by the mining pool fees charged by the operator for operating the pool based on a rate schedule per the mining pool contract. The mining pool fee is only incurred to the extent the Company performs hash calculations and generates revenue in accordance with the pool operator’s payout formula during the same daily period as discussed above.

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2.4 Revenue recognition (continued)

Bitcoin mining income (continued)

The above non-cash consideration is variable since the amount of block reward earned depends on the amount of hash calculations the Company performs; the amount of transaction fees depends on the total actual fees paid by the transaction requestor to each block placed in the Bitcoin Blockchain under FPPS and the operator fees for the same period are variable since it is determined based on the total block rewards and transaction fees in accordance with the pool operator’s agreement.

While the non-cash consideration is variable, the Company has the ability to estimate the variable consideration when the Company begins to provide hash calculation service with reasonable certainty without the risk of significant revenue reversal. The Company recognizes the non-cash consideration on the same day that control of the contracted service transfers to the mining pool operator and measures the non-cash consideration based on the spot rate of the underlying cryptocurrency determined using the quoted price of such cryptocurrency at midnight UTC, on the date the Company provides the hash calculation service.

Although the non-cash consideration the mining pool operators receive from the blockchain networks includes both the block rewards and the transaction fees, the transaction price the Company receives is an aggregate amount and primarily includes the block rewards. As a result, the Company does not present disaggregated revenue information on block rewards and transaction fees.

Automobile trading transaction

When providing car trading services, the Company evaluates if it is a principal or an agent in a transaction to determine whether revenues should be recorded on a gross or net basis. The Company acts as a principal in which the Company purchases vehicles from suppliers which are vehicle manufacturers or their first-tier car dealerships and sells the vehicles to customers which are other car dealerships and records revenue on a gross basis if it obtains control over the specified goods and services before they are transferred to the customers. When the Company acts as an agent, revenue is recorded on a net basis when the Company does not obtain control over the specified goods and services before they are transferred to the customers. The revenue generated from sale of vehicles is recognized at a point in time when the control of the vehicles is transferred from the Company to the customers when the vehicles are delivered and their titles are passed on to the customers.

Loan facilitation income and post - origination administrative services (“PAS”)

The Company entered into non-risk assured and risk assured facilitation arrangements with various financial institutions. Borrowers that pass the Company’s credit assessment are recommended to the financial institutions. Once the borrower is independently approved by the financial institutions, the financial institutions will directly fund the borrower’s automobile purchase and the Company will earn a loan facilitation fee from the financial institution and borrowers. The Company will provide PAS, such as tracking through telematics devices in the automobiles; and sending short-message-service (“SMS”) payment reminder to borrowers, throughout the terms of the loans. In addition, for certain arrangements, the Company provides risk assurance on the principal and accrued interest repayments of the defaulted loans to various financial institutions. The Company determined that it is not the legal lender or legal borrower in the loan origination and repayment process, respectively. Therefore, the Company does not record loan receivables and payable arising from the loans between borrowers and financial institutions on its consolidated balance sheet.

The Company determines its customers to be both the financial institutions and borrowers. The Company considers the loan facilitation service, PAS and risk assurance services as separate services, of which the risk assurance service is accounted for in accordance ASC 460, Guarantees (“ASC 460”).

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2.4 Revenue recognition (continued)

Loan facilitation services and post - origination administrative services (“PAS”) (continued)

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised services to the customer, net of value-added tax. The transaction price includes variable service fees which are contingent on the borrower making timely repayments. Variable consideration is estimated using the expected value method based on historical default rate, current and forecasted borrower repayment trends and is limited to the amount of variable consideration that is probable not to be reversed in future periods. As a result, the estimation of variable consideration involves significant judgement. The Company makes the assessment of whether the estimate of variable consideration is constrained. Any subsequent changes in the transaction price will be allocated to the performance obligations on the same basis as at contract inception.

The Company first allocates the transaction price to the risk assurance liabilities at fair value in accordance with ASC 460. The remaining transaction price is then allocated to the loan facilitation services and PAS on a relative standalone selling price basis. The Company does not have observable price for the loan facilitation services and PAS because the services are not provided separately. As a result, the estimation of standalone selling price involves significant judgement. The Company estimates the standalone selling price of the loan facilitation and PAS using the expected cost plus a margin approach.

The fee allocated to loan facilitation is recognized as revenue upon each successful loan facilitation, while the fee allocated to PAS are deferred and amortized over the period of the loan on a straight-line method as the PAS services are performed. PAS revenue recognized in the years ended December 31, 2022, 2023 and 2024 was RMB23,411,975, RMB14,093,321 and RMB4,049,331 (US$554,756), respectively.

The loan facilitation services and PAS are recorded as Loan facilitation income and other related income in the consolidated statements of comprehensive income (loss).

Finance lease services

The Company provides automobile finance lease services to individual borrowers. Financing lease income is recognized using the effective interest method. Initial direct cost received and direct origination costs are generally deferred and amortized over the term of the related finance lease receivables using the effective interest method and are removed from the consolidated balance sheets when the related finance lease receivables are sold, charged off or paid in full.

After-market services income

The Company provides after-market services to car buyers which mainly include three types of separate contracts, 1) insurance facilitation service and 2) car recovery and disposal services 3) collateral release intermediation service fee

For 1) after-market insurance facilitation service, it mainly includes two types of contracts, one is facilitating personal accident insurance and automobile insurance, and the other is offering anti-theft package services. After-market insurance facilitation service income for personal accident insurance and automobile insurance is recognized at the point of time when facilitation services are completed. For anti-theft package services, the Company first allocates the fair value of indemnification service under ASC 460 and then allocates the remaining consideration to the after-market service of anti-theft telematic devises installment.

For 2) after-market car recovery and disposal services income, it mainly refers to delinquent asset management income for car recovery and disposal services, which is recognized at the point of time when the company delivers the relevant service.

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2.4 Revenue recognition (continued)

After-market services income (continued)

For 3) collateral release intermediation service fee, it mainly refers to intermediation service income generated from business partners by introducing the business partners to the car buyers, who may contract with and purchase collateral release service from the business partners. The transaction price is variable and determined as a percentage of the total service fee the business partners generate from the car buyers within a settlement period, typically 30 days. The revenue is recognized at the point of time when the service is delivered and it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

2.5 Leases

Operating Leases – Lessee under ASC 842

The Company has operating leases for certain office rentals as a lessee. At inception of a contract, the Company determines whether that contract is, or contains a lease. For each lease arrangement identified, the Company determines its classification as an operating or finance lease.

The Company records a lease liability and corresponding operating lease right-of-use (“ROU”) asset at lease commencement. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement. The Company’s lease agreements include lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The discount rate is determined using the Company’s incremental borrowing rate at lease commencement since the rate implicit in the lease is not readily determinable. The Company uses its unsecured borrowing rate over the lease term and adjusts the rate based on its credit risk and the effects of collateral to approximate a collateralized rate, which will be updated on an annual basis for measurement of new lease liabilities. ROU asset represents the right to use an underlying asset for the lease term and are recognized in an amount equal to the lease liability adjusted for any lease payments made prior to commencement date, less any lease incentives received, and any initial direct costs incurred by the Company. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option. However, none of these have been recognized in the Company’s right-of-use assets or lease liabilities since those options were not reasonably certain to be exercised.

If there is a lease modification, the Company considers whether the lease modification results in a separate contract. If so, the Company accounts for the separate contract the same manner as any other new lease, in addition to the original unmodified contract. Otherwise, the Company remeasures and reallocates the remaining consideration in the contract, reassesses the classification of the lease at the effective date of the modification and accounts for any initial direct costs, lease incentives and other payments made to or by the lessee. If the modification fully or partially terminates the existing lease, the Company remeasures the lease liability and decreases the carrying amount of the right-of-use asset in proportion to the full or partial termination of the existing lease and recognize in profit or loss any difference between the reduction in the lease liability and the reduction in the right-of-use asset.

Besides, operating lease expense is recognized as a single lease cost on a straight-line basis over the lease term and is included in general and administrative expenses, on the consolidated statements of comprehensive income (loss). Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities.

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2.6 Cost of revenues

Cost of revenues consist primarily of cost of mining machines’ depreciation, cost of hosting expenses of mining machines, cost of vehicles, commissions paid to car dealers who refer borrowers to the Company, employee compensation costs, leasing interest expense, cost of telematics devices installed in automobiles and third-party outsourcing fees for vehicle repossession services. Cost of revenues are expensed as incurred when the corresponding services have been provided.

2.7 Foreign currency translation and transactions

The functional currency of the Company, Cango HK and Express Limited is the US$. The Company’s subsidiaries, VIEs, and subsidiaries of the VIEs with operations in the PRC adopted RMB as their functional currencies. The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters (“ASC 830”). The Company uses RMB as its reporting currency. The financial statements of the Company, Cango HK and Express Limited are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income, as a component of shareholders’ equity.

Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date.

Monetary assets and liabilities denominated in currencies other than the functional currency are re-measured into the functional currency at the rates of exchange prevailing at the balance sheet dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive income (loss) during the period or year in which they occur.

2.8 Cash and cash equivalents

Cash and cash equivalents primarily consist of cash, investments in interest-bearing demand deposit accounts, time deposits, and highly liquid investments with original maturities within three months from the date of purchase and are stated at cost which approximates their fair value. All cash and cash equivalents are unrestricted as to withdrawal and use.

As of December 31, 2024, majority of the Company’s cash and cash equivalents, restricted cash and short-term investments were held by financial institutions located in mainland China and Hong Kong. Deposits held in mainland China are subject to restrictions on foreign exchange and the ability to transfer cash outside of mainland China. In May 2015, a new Deposit Insurance System (“DIS”) managed by the People’s Bank of China (‘‘PBOC’’) was implemented by the Chinese government. Deposits in the licensed banks in mainland China are protected by DIS, up to a limit of RMB500 thousands. Hong Kong has an official Deposit Protection Scheme (“DPS”). Deposits in the licensed banks in Hong Kong are protected by DPS, up to a limit of HK$800 thousands, starting October 1, 2024 (HK$500 thousands before October 1, 2024). The Company selected reputable financial institutions to place its cash and cash equivalents, restricted cash and short-term investments. The Company regularly monitors the rating of the financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.

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2.9 Restricted cash

Restricted cash represents cash deposited with the respective financial institution customers as (i) collaboration and guarantee deposits in relation to facilitation transaction with financial institutions and (ii) bank deposits held for short-term investments.

Financial institutions make corresponding deductions from the collaboration and guarantee deposits in relation to facilitation transaction with financial institutions, when borrowers are delinquent in their installment repayments and/or when loans are required to be purchased by the Company after a specified delinquency period. Such restricted cash is not available to fund the general liquidity needs of the Company.

The classification of restricted cash (ii) was mainly due to the redemption of certain short-term investments and reclassification of such redemption proceeds to restricted cash, current - bank deposits held for short-term investment during the subscription process for new investments as of the balance sheet date.

The balance of restricted cash deposited as collaboration and guarantee deposits in relation to facilitation transaction with financial institutions was RMB597,715,354 and RMB298,239,348 (US$40,858,623) as of December 31, 2023 and 2024, respectively. The balance of restricted cash deposited as bank deposits held for short-term investments was RMB1,670,006,785 and RMBnil (US$nil) as of December 31, 2023 and 2024, respectively.

2.10 Accounts receivable, net

Accounts receivable are recognized and carried at the original contract amount which will be invoiced, net of allowances for accounts receivable. The Company maintains an allowance for accounts receivable in accordance with Accounting Standards Update (“ASU”) No. 2016 - 13, Financial instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 326”) and records the allowance as an offset to accounts receivable, and the expected credit losses charged to the allowance is classified as “Provision (net recovery on provision) for credit losses” in the consolidated statements of comprehensive income (loss). Bad debts are written off after all collection efforts have been exhausted.

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2.11 Contract assets and liabilities

Contract assets represent the Company’s right to consideration in exchange for loan facilitation services that the Company has transferred to the customer before payment is due. The Company maintains an allowance for contract assets in accordance with ASC 326 and records the allowance as an offset to contract assets, and the expected credit losses charged to the allowance is classified as “Provision (net recovery on provision) for credit losses” in the consolidated statements of comprehensive income (loss). Contract assets as of December 31, 2023 and 2024 were RMB206,933,969 and RMB51,270,984 (US$7,024,096), respectively. The remaining unsatisfied performance obligations as of December 31, 2023 and 2024, pertaining to post-origination services amounted to RMB331,460 and RMB103,747 (US$14,213), respectively.

Contract liabilities represent the Company’s obligation to transfer goods or services to a customer for which the entity has received consideration (or an amount of consideration is due) from the customer and mainly consist of cash payment received in advance from customers of automobile trading transactions and PAS, which is included in “Accrued expenses and other current liabilities” and “Other non-current liabilities” on consolidated balance sheets. The amount of revenue recognized that was included in the contract liabilities balance at the beginning of the years were RMB402,188,821 and RMB1,308,616 (US$179,280) for the years ended December 31, 2023 and 2024, respectively.

2.12 Short-term investments

All highly liquid investments such as time deposits and structured deposits with original maturities of three months or more but less than one year, are classified as short-term investments. Investments such as wealth management products expected to be realized in cash during the next twelve months are also included in short-term investments.

The Company accounts for short-term debt investments in accordance with ASC 320, Investments – Debt Securities (“ASC 320”), and short-term equity investments in accordance with ASC 321, Investments – Equity Securities (“ASC 321”). The Company classifies the short-term debt investments as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320.

Debt securities that the Company has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. Such debt securities include time deposits, and structured deposits in financial institutions.

Debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading debt securities are included in earnings.

Debt investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive (loss) income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

Equity investments measured at fair value with changes in fair value are recorded in earnings. The Company does not assess whether those securities are impaired.

Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method and are reflected in earnings during the period in which gains or losses are realized. Interest income, realized and unrealized gains and losses from the short-term investments are recorded in “Interest income” and “Investment income (loss)” respectively in the consolidated statements of comprehensive income (loss). The Company has no unrealized gain (loss) associated with equity securities held on December 31, 2023 and December 31, 2024.

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2.13 Risk assurance liabilities

The Company provides risk assurance to various financial institution customers. The risk assurance liability requires the Company to either make delinquent installment repayments or purchase the loans after a specified period on an individual loan basis. The risk assurance liability is exempted from being accounted for as a derivative in accordance with ASC 815-10-15-58.

The risk assurance liability consists of two components, the Company’s obligation to stand ready to make delinquent payments over the term of the arrangement (non-contingent risk assurance liabilities) and the contingent obligation relating to the contingent loss arising from the arrangement (contingent risk assurance liabilities).

Non-contingent risk assurance liabilities

Non-contingent risk assurance liability is accounted for in accordance with ASC 460. At inception, the Company recognizes non-contingent risk assurance liability at fair value, which is primarily based on assumptions regarding probability of default, loss given default and margin rate, while considering the premium required by a third-party market participant to issue the same risk assurance in a standalone transaction. Subsequently, non-contingent risk assurance liability is reduced over the term of the arrangement as the Company is released from its stand-ready obligation on a loan-by-loan basis based on the borrower’s repayment of the loan principal.

Prior to the adoption of ASC 326 on January 1, 2023, the release of non-contingent risk assurance liability is recognized in earnings as a reduction of net loss on risk assurance liabilities. Subsequent to January 1, 2023, non-contingent risk assurance liability is subsequently recognized as guarantee income.

Contingent risk assurance liabilities

Prior to January 1, 2023, the contingent risk assurance liability is accounted for in accordance with ASC 450, Contingencies (“ASC 450”). The contingent loss arising from the obligation to make future payments is recognized under incurred loss methodology, when borrower default is probable, and the amount of loss is estimable. The Company measured contingent loss based on the future payout of the arrangement estimated using the historical default rates of a portfolio of similar loans less the historical recoverable amount.

Subsequent to January 1, 2023, the contingent risk assurance liabilities accounted for under ASC 450 are in the scope of ASC 326 and subject to the CECL lifetime methodology, the contingent risk assurance liabilities shall be accounted for in addition to and separately from the non-contingent risk assurance liabilities accounted for under ASC 460. The contingent risk assurance liabilities are determined using CECL lifetime methodology, compared to incurred loss methodology before the adoption, and recognized in full amount at loan inception. The subsequent changes in the contingent risk assurance liability calculated under the Company’s CECL life methodology is adjusted through earnings as changes in net loss on contingent risk assurance liabilities.

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2.14 Financing receivables, net

The Company recognizes financing receivables when it exercises or is required to exercise its obligation to purchase a delinquent loan under the risk assurance obligation and obtaining the legal title to any subsequent payments made by the borrower and the repossessed asset. Financing receivables are recorded at the purchase price minus corresponding risk assurance liability. The total purchase price, as well as par value, of the financing receivables was approximately RMB513 million and RMB133 million (US$18 million) for the year ended December 31, 2023 and December 31, 2024, respectively. The amount of contingent risk assurance liabilities recognized as the allowance for financing receivables at the acquisition date was approximately RMB66 million (US$9 million) for the year ended December 31, 2024.

Financing receivables are divided among pools based on common risk characteristics, such as product (i.e. new cars and used cars) and delinquency status. The financing receivables balances of new cars and used cars were RMB24,200,609 and RMB5,321,426 as of December 31, 2023, respectively and RMB5,224,740 (US$715,786) and RMB460,356 (US$63,069) as of December 31, 2024, respectively. These pools are collectively evaluated for current expected credit losses based on roll rate analysis and the resulting allowance is aggregated for each of the pools.

2.15 Finance lease receivables, net

Finance lease receivables are carried at amortized cost comprising of original financing lease and direct costs, net of unearned income and allowance for finance lease receivables. An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date such payment was contractually due. Finance lease receivables are collateralized by vehicle titles and, subject to local laws, the Company generally has the right to repossess the vehicle in the event the borrower defaults on the payment terms of the contract. Finance lease receivables are divided among pools based on common risk characteristics, such as products (i.e. new cars and used cars) and delinquent status. The finance lease receivables balances of new cars and used cars were RMB179,326,594 and RMB57,559,458 as of December 31, 2023, respectively and RMB29,816,488 (US$4,084,842) and RMB178,214 (US$24,415) as of December 31, 2024, respectively. These pools are collectively evaluated for current expected credit losses based on roll rate analysis and the resulting allowance is aggregated for each of the pools.

2.16 Nonaccrual policy

The Company does not accrue lease income or interest income on finance lease principals and financing receivables that are considered impaired or are more than 65 to 85 days past due depending on different funding partners. A corresponding allowance is determined under ASC 326 and allocated accordingly. Accrual of financing lease income and interest income are suspended on accounts that are delinquent, accounts in bankruptcy and accounts in repossession. Payments received on non-accrual finance lease receivables, loans and financing receivables are first applied to any fees due, then to any interest due and, finally, any remaining amounts received are recorded to principal. Interest accrual resumes once an account has received payments bringing the delinquency status to non-delinquent.

2.17 Bitcoin and receivable for bitcoin collateral, net

The Company adopts ASC 350-60, Intangibles — Goodwill and Other, (“ASC 350-60”) on January 1, 2024, based on which bitcoin is measured at fair value as of each reporting period.

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2.17 Bitcoin and receivable for bitcoin collateral, net (continued)

The receivable for bitcoin collateral represents the bitcoin posted as collateral to the lender who has the rights to, among other activities, lend or re-hypothecate such bitcoin at the sole discretion of the lender and for which the lender has an obligation to return to the Company at maturity of the loan. The receivable is recorded at fair value and changes in fair value are recorded as gain or loss from change in fair value of receivable for bitcoin collateral on the consolidated statements of comprehensive income (loss). The receivable for bitcoin collateral is classified as current. The value and activity involving this asset are discussed in detail in Note 8. As all of the Company’s bitcoins are posted to the lender as collateral, the Company does not have any assets associated with bitcoin holdings as of December 31, 2024.

At commencement and throughout the term of the arrangement, the Company considers and accounts for the credit risk associated with the bitcoin receivable collateral in accordance with the principles outlined in ASC 326. The receivable for bitcoin collateral is presented net of any allowance for credit losses.

2.18 Allowance for financing receivables, allowance for finance lease receivables and allowance for receivable for bitcoin collateral

In estimating the allowance for credit losses, the Company applies the current expected credit loss (“CECL”) model, which requires the measurement of lifetime expected credit losses on the amortized costs of the financial assets.

The CECL model applied to estimate the allowances for financing receivables and finance lease receivables is calculated by multiplying the probability-of-default (“PD”) and loss given default rate (“LGD”) variables based on pools of loans with similar risk characteristics. The Company selects expected forward-looking factors, which have a strong correlation, economic, and commercial significance using a regression model, and incorporates these forward-looking factors into the CECL model. These forward-looking factors mainly include producer price index, urban unemployment rate, holiday effect and scale of social financing. The expected life of each loan is determined based on the contractual term. The model is primarily applicable to estimation of credit losses of financing receivable, finance lease receivables and certain off-balance sheet credit exposures, such as contingent risk assurance liabilities not accounted for as derivatives.

To estimate the allowance for credit loss of receivable for bitcoin collateral, as the Company has no historical experience with similar assets, the allowance is determined using a combination of industry data, peer analysis, and forward-looking information about economic conditions and the creditworthiness of the counterparty. The Company incorporates relevant qualitative factors, such as the nature of the receivable, the characteristics of the counterparty, and any observable market indicators, to assess the expected collectability of the receivable for bitcoin collateral. The estimation process also includes reasonable and supportable forecasts to account for future economic conditions and any anticipated impact on the receivable.

2.19 Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets.

2.20 Mining machines, net

Mining machines are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value of 0% and the estimated useful life of 3 years.

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2.21 Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided using the straight-line method with the residual value based on the estimated useful life of the class of asset, which range as follows:

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment	3-5 years	5%
Motor vehicles	4 years	5%
Leasehold improvements	Over the shorter of the expected life of leasehold improvements or the lease term	Nil

Costs associated with the repair and maintenance of property and equipment are expensed as incurred. Depreciation is recorded starting at the time when assets are ready for the intended use.

2.22 Intangible assets, net

Intangible assets that have finite useful life primarily include purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets, which vary from 6-10 years. The weighted average amortization period for the computer software was  8.51 years and 8.18 years as of December 31, 2023 and 2024, respectively.

As of December 31, 2024, intangible assets that have indefinite useful life primarily include an insurance brokerage license purchased in February 2019. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment immediately prior to the change in classification.

2.23 Research and development

Research and development expenses are primarily incurred in the development of new services and new features of the Company’s technology infrastructure to support its business operations. Research and development costs are expensed as incurred unless such costs qualify for capitalization as software development costs. In order to qualify for capitalization, (i) the preliminary project should be completed, (ii) management has committed to funding the project and it is probable that the project will be completed and the software will be used to perform the function intended, and (iii) it will result in significant additional functionality in the Company’s services. No research and development costs were capitalized during any year presented as the Company has not met all of the necessary capitalization requirements.

2.24 Impairment of long-lived assets and intangible assets

Long-lived assets including intangible assets with a finite useful life, are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360, Property, Plant and Equipment (“ASC 360”). The Company measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2022, 2023 and 2024, respectively.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.24 Impairment of long-lived assets and intangible assets (continued)

Intangible assets with indefinite lives, are assessed annually for impairment and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired in accordance with ASC 350. Impairment exists when the fair value is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2022, 2023 and 2024, respectively.

2.25 Employee defined contribution plan

Full time employees of the Company in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund, and other welfare benefits are provided to employees. Chinese labor regulations require that the Company make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB60,124,007, RMB40,585,827 and RMB 26,773,429 (US$3,667,945) for the years ended December 31, 2022, 2023 and 2024, respectively.

2.26 Value added taxes (“VAT”)

Since its inception, Shanghai Cango was certified as a general VAT taxpayer whose applicable tax rate was 6%. The subsidiaries of the VIEs are all general VAT taxpayers which are subject to tax rate of 6% or 13%, except for Shanghai Wangtian Investment Co., Ltd., which is certified as small-scale VAT taxpayers with an applicable tax rate of 3%. VAT is reported as a deduction to revenue when incurred and amounted to RMB262,656,515, RMB167,484,014 and RMB16,220,799 (US$2,222,240) for the years ended December 31, 2022, 2023 and 2024, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

2.27 Income taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.

The Company applies the provisions of ASC 740, Income Taxes (“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income (loss). As of and for the years ended December 31, 2022, 2023 and 2024, the amounts of unrecognized tax benefits as well as interest and penalties associated with uncertainty in income taxes were insignificant.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.28 Segment information

An operating segment is a component of a public entity that has all of the following characteristics:

a.	It engages in business activities from which it may recognize revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same public entity).
b.	Its operating results are regularly reviewed by the public entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance.
c.	Its discrete financial information is available.

For the reporting periods including and prior to the fiscal year ended on December 31, 2023, the Chief Operating Decision Maker (CODM), who is the Company’s Chief Executive Officer (CEO), made resource allocation decisions and assessed performance based on the consolidated financial results as a whole. As a result, the Company operated as a single reportable segment.

In 2024, following the commencement of the bitcoin mining business, the CODM began to evaluate the performance of the overall business based on two distinct segments: (i) Bitcoin Mining Business and (ii) Automobile and Related Business. The Company now reports segment financial information in alignment with this change in how the CODM assesses performance and allocates resources.

As the Company operated as a single segment for periods including and prior to the fiscal year ended on December 31, 2023, reference should be made to the consolidated financial statements for profit and loss and asset information for those periods. Additionally, segment disclosures for these prior periods provide further details related to the Company’s operations.

CODM evaluates the operating results based on the amount of income before income taxes of each reportable segment. This financial metric is used to perform analytical comparisons between periods and to monitor budget-to-actual variances on a periodic basis in order to assess performance and allocate resources.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.28 Segment information (continued)

The following table summarizes key financial information of income by segment in 2024:

	For the year ended December 31, 2024
	Bitcoin	Automobile and
	Mining Business	Related Business	Total
	RMB	RMB	RMB	US$

Revenues	652,986,472	151,502,075	804,488,547	110,214,479
Less: Operating cost and other relevant expenses
Cost of mining service - hosting expenses	461,126,199	—	461,126,199	63,174,030
Cost of revenue - depreciations	84,232,337	—	84,232,337	11,539,783
Cost of revenue - staff costs	—	57,977,937	57,977,937	7,942,945
Cost of revenue - others	—	26,043,077	26,043,077	3,567,886
Net gain on risk assurance liabilities	—	(27,801,042)	(27,801,042)	(3,808,727)
Provision (net recovery on provision) for credit losses	4,913,912	(274,779,014)	(269,865,102)	(36,971,367)
Sales and marketing expense – staff costs	—	10,367,620	10,367,620	1,420,358
Sales and marketing expense – others	—	2,731,700	2,731,700	374,241
Research and development expense– staff costs	—	5,467,033	5,467,033	748,980
Loss from change in fair value of receivable for bitcoin collateral	25,150,893	—	25,150,893	3,445,658
Interest expense	659,217	—	659,217	90,312
Other expenses	—	2,116,893	2,116,893	290,013
Reportable segment income before income taxes	76,903,914	349,377,871	426,281,785	58,400,367
Reconciliations to income before income tax
General and administrative expense – staff cost	—	—	150,831,964	20,663,894
General and administrative expense – others	—	—	99,332,145	13,608,449
Interest income	—	—	(106,317,885)	(14,565,491)
Net investment income	—	—	(8,788,576)	(1,204,030)
Foreign exchange gain, net	—	—	(1,650,777)	(226,156)
Other income	—	—	(8,261,705)	(1,131,849)
Net income before income taxes	—	—	301,136,619	41,255,550

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.28 Segment information (continued)

The following table summarizes key financial information of asset by segment in 2024:

	As of December 31, 2024
	Bitcoin	Automobile and
	Mining Business	Related Business	Total
	RMB	RMB	RMB	US$
Segment assets:
Current assets
Restricted cash - current – others	—	10,813,746	10,813,746	1,481,477
Accounts receivable, net	12,060,219	10,931,732	22,991,951	3,149,884
Finance lease receivables - current, net of allowance	—	20,685,475	20,685,475	2,833,898
Financing receivables, net of allowance	—	5,685,096	5,685,096	778,855
Short-term contract asset, net	—	33,719,944	33,719,944	4,619,613
Prepayments and other current assets, net of allowance	182,512,726	43,839,278	226,352,004	31,010,097
Receivable for bitcoin collateral, net	617,057,765	—	617,057,765	84,536,567
Non-current assets
Restricted cash - non-current	—	287,425,602	287,425,602	39,377,146
Mining machines, net	1,772,319,041	—	1,772,319,041	242,806,713
Property and equipment, net	—	1,683,536	1,683,536	230,643
Intangible assets, net	—	47,425,617	47,425,617	6,497,283
Long-term contract asset, net	—	17,551,040	17,551,040	2,404,483
Finance lease receivables - non-current, net of allowance	—	9,309,227	9,309,227	1,275,359
Other non-current assets, net	325,704,997	4,056,836	329,761,833	45,177,186
Total segment assets	2,909,654,748	493,127,129	3,402,781,877	466,179,204

Reconciliations to total assets
Cash and cash equivalents	—	—	1,289,629,981	176,678,583
Short-term investments	—	—	1,231,171,751	168,669,838
Operating lease right-of-use assets, net	—	—	40,788,977	5,588,067
Property and equipment, net – leasehold improvements	—	—	4,950,973	678,281
Deferred tax assets	—	—	—	—
TOTAL ASSETS	—	—	5,969,323,559	817,793,973

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.28 Segment information (continued)

The following table summarizes significant expense categories and amounts in 2023 and 2022:

	For the years ended
	December 31, 2022	December 31, 2023
	RMB	RMB
Cost of revenue	1,830,089,773	1,511,863,115
Vehicles	1,580,778,797	1,294,946,115
Staff costs	105,613,337	87,602,016
Others	143,697,639	129,314,984
Sales and marketing expense	132,779,488	38,921,589
Staff cost	122,264,716	34,505,421
Others	10,514,772	4,416,168
General and administrative expense	299,545,363	156,966,463
Staff cost	219,927,084	84,502,964
Others	79,618,279	72,463,499
Research and development expense	45,958,842	30,114,175
Staff cost	44,245,368	28,976,976
Others	1,713,474	1,137,199

Disaggregated revenue data by geographic area in terms of customers’ locations is as follows:

	For the year ended December 31, 2024
	Bitcoin	Automobile and
	Mining Business	Related Business	Total
	RMB	RMB	RMB	US$

Mainland China	—	151,488,240	151,488,240	20,753,804
British Virgin Islands	652,986,472	—	652,986,472	89,458,780
Others	—	13,835	13,835	1,895
Total	652,986,472	151,502,075	804,488,547	110,214,479

	For the year ended December 31, 2022	For the year ended December 31, 2023
	Total	Total
	RMB	RMB
Mainland China	1,980,453,461	1,701,918,741
Total	1,980,453,461	1,701,918,741

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.28 Segment information (continued)

Selected assets of mining machines, property and equipment, operating lease right-of-use assets and intangible assets by geographic area are as follows:

	As of December 31, 2024
	Bitcoin	Automobile and	Reconciled
	Mining Business	Related Business	items	Total
	RMB	RMB	RMB	RMB	US$

Mainland China	—	48,631,338	44,394,100	93,025,438	12,744,433
Asia, other than Mainland China	272,184,391	477,815	1,345,850	274,008,056	37,538,950
North America	677,447,294	—	—	677,447,294	92,809,899
Africa	660,892,830	—	—	660,892,830	90,541,946
Others	161,794,526	—	—	161,794,526	22,165,759
Total	1,772,319,041	49,109,153	45,739,950	1,867,168,144	255,800,987

As of December 31, 2023
Total
RMB
Mainland China	103,767,173
Total	103,767,173

2.29 Comprehensive (loss) income

Comprehensive (loss) income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For each of the periods presented, the Company’s comprehensive (loss) income includes net income, foreign currency translation adjustments and unrealized (losses) gain on available-for-sale securities and is presented in the consolidated statements of comprehensive income (loss).

2.30 Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 Unobservable inputs which are supported by little or no market activity.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.30 Fair value measurements (continued)

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, restricted cash, short-term investment, finance lease receivables, financing receivables, receivable for bitcoin collateral, other current assets, short-term and long-term debts, accrued expenses and other liabilities. The net carrying amounts of these financial instruments, except for short-term equity securities, receivable for bitcoin collateral, non-current portion of restricted cash, non-current finance lease receivables and long-term debts, approximate their fair values because of their generally short maturities. The short-term equity security is valued based on broker quotes and the receivable for bitcoin collateral is carried at fair value based on the primary market price of the underlying bitcoins. The net carrying amount of non-current portion of restricted cash, non-current finance lease receivables and long-term debts approximates their fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

2.31 Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”).

The Company recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period for each separately vesting portion of the award. In addition, the Company recognizes one-off compensation costs for the award which could be vested immediately upon grant on the grant date. The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures is recognized through a cumulative catch-up adjustment in the period of change and also impact the amount of share-based compensation expense to be recognized in future periods. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of share-based options granted to employees.

2.32 Earnings (losses) per share

The Company computes earnings (losses) per Class A and Class B ordinary shares in accordance with ASC 260, Earnings Per Share (“ASC 260”), using the two-class method. Under the provisions of ASC 260, basic earnings (losses) per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation.

Diluted earnings (losses) per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options and restricted shares subject to forfeiture. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings (losses) per share by application of the treasury stock method. The computation of the diluted earnings (losses) per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted earnings (losses) per Class B ordinary share does not assume the conversion of such shares.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.32 Earnings (losses) per share (continued)

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted earnings (losses) per Class A ordinary share, the undistributed earnings are equal to net income for that computation.

For the purposes of calculating the Company’s basic and diluted earnings (losses) per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

2.33 Government grants

Government subsidies generally consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The eligibility to receive such benefits and amount of financial subsidy to be granted are determined at the discretion of the relevant government authorities. For government grants with specific purposes or performance conditions, the Company recognizes cash received from government grants as other income once it is reasonably assured that the Company will comply with the conditions of the grant. For government grants provided for general purpose use and are not contingent upon any further actions or performance of the Company and the amounts do not have to be refunded under any circumstances, the Company recognizes the government grants as other income when cash is received from the government.

2.34 Convenience translation for financial statements presentation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB7.2993 per US$1.00 on December 31, 2024, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.

2.35 Significant risks and uncertainties

Currency convertibility risk

Company may be exposed to currency convertibility risk as its holdings in RMB are not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China (“PBOC”) or other authorized financial institution at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.

Concentration of credit risk

Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, financing receivables, finance lease receivables, accounts receivable and receivable for bitcoin collateral.

The Company places its cash and cash equivalents, and restricted cash and short-term investments, with reputable financial institutions which have high-credit ratings. There has been no recent history of default related to these financial institutions.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.35 Significant risks and uncertainties (continued)

Concentration of credit risk (continued)

The Company manages credit risk of financing receivables and finance lease receivables through ongoing monitoring of the outstanding balances and reminding efforts by the Company’s risk management department. As of December 31, 2023 and 2024, the Company had no single customer with a balance exceeding 10% of the total financing receivables, and finance lease receivables.

The Company manages the credit risk associated with accounts receivable through timely reconciliations and proactive collection efforts. As of December 31, 2023 and 2024, the Company had significant concentrations of credit risk, with accounts receivable balances from two and three customers, respectively, each representing more than 10% of the total accounts receivable balance at year-end.

The Company manages credit risk of receivable for bitcoin collateral through credit assessment of the counterparty lender and daily supervision and reconciliation of the asset status of the designated crypto wallets.

Concentration of source of revenue

The Company has certain customers who individually represented 10% or more of the Company’s revenue. For the year ended December 31, 2022, two automobile trading customers contributed 27.2% (14.2% and 13.0%, respectively) of total revenue. For the year ended December 31, 2023, two automobile trading customers contributed 31.6% (16.1% and 15.5%, respectively) of total revenue. For the year ended December 31, 2024, one bitcoin mining customer contributed 80.95% of total revenue.

Interest rate risk

The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps, including using derivative financial instruments to economically manage its interest rate exposures on its interest-bearing assets and liabilities. For the Company’s hashrate financing loan, the interest rate caps at 10% p.a. The Company has not been exposed to material risks due to changes in market interest rates.

Borrower default risk

The Company entered into certain risk assured facilitation arrangements whereby it is obligated to purchase delinquent loans from financial institutions. The Company’s operating results could be adversely affected by a significant increase in the overall borrower default rate for loans facilitated under such arrangements. The Company manages its borrowers’ default risk by performing credit checks on each prospective borrower and ongoing monitoring of the Company overall loan portfolio facilitated through the risk assured facilitation arrangement.

Business and economic risk

The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows; changes in bitcoin value; changes in energy cost of mining machines; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with asset quality and credit assessment. The Company’s operations could also be adversely affected by significant political, regulatory, economic and social uncertainties in the PRC.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

2.36 Recent Accounting Pronouncements

New accounting standards which have been adopted

In December 2023, the FASB issued ASU No. 2023-08, Intangibles - Goodwill and Other - Crypto Assets (Topic 350-60): Accounting for and Disclosure of Crypto Assets. ASU 2023-08 requires entities to measure crypto assets that meet specific criteria at fair value with changes recognized in net income each reporting period. Additionally, ASU 2023-08 requires an entity to present crypto assets measured at fair value separately from other intangible assets in the balance sheets and record changes from remeasurement of crypto assets separately from changes in the carrying amounts of other intangible assets in the income statement. The new standard is effective for the Company for its fiscal year beginning January 1, 2025, with early adoption permitted. The Company early adopted ASU 2023-08 effective as of January 1, 2024 and accounted for its bitcoin and related assets according to ASC 350-60. Since the Company did not own any crypto asset prior to the adoption, the adoption did not have a material impact on the Consolidated Financial Statements.

In November 2023, the FASB issued ASU 2023 - 07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. This ASU requires that a public entity provide additional segment disclosures on an interim and annual basis. The amendments in this ASU should be applied retrospectively to all prior periods presented in the financial statements, unless impracticable. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. The ASU is effective for fiscal years beginning after 15 December 2023 and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this guidance on January 1, 2024. The information is disclosed in Note 2.

New accounting standards which have not yet been adopted

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 enhances the transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The amendments are effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company is evaluating the effects, if any, of the adoption of these guidance on its consolidated financial statements and related disclosure.

On November 4, 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 enhances transparency in financial reporting by requiring public business entities (PBEs) to disclose more detailed information about specific natural expense categories included in their income statement captions. And on January 6, 2025, the FASB issued ASU 2025-01 to clarifies that all public business entities must adopt the guidance in ASU 2024-03 for: Annual reporting periods beginning after December 15, 2026 and Interim reporting periods within annual periods beginning after December 15, 2027. The Company is evaluating the effects, if any, of the adoption of these guidance on its consolidated financial statements and related disclosure.